Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcofunds-20151106_SupplementTextBlock

PIMCO Funds
Supplement Dated November 6, 2015 to the
International Bond Funds Prospectus (the "Prospectus")
dated July 31, 2015, as supplemented
Disclosure Related to the PIMCO Foreign Bond Fund (Unhedged),
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (Unhedged) and
PIMCO Global Bond Fund (U.S. Dollar-Hedged)
PIMCO Foreign Bond Fund (Unhedged)
Effective December 1, 2015, the broad-based securities market index of the PIMCO Foreign Bond Fund (Unhedged) is the Barclays Global Aggregate ex-USD (USD Unhedged) Index. Accordingly, the following changes are made.
Effective December 1, 2015, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Fund (Unhedged)'s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate ex-USD (USD Unhedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 7.39 years.
Additionally, effective December 1, 2015, the following is added at the beginning of the second paragraph of the "Performance Information" section of the PIMCO Foreign Bond Fund (Unhedged)'s Fund Summary in the Prospectus:
Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Unhedged) Index. The Barclays Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD.
Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Foreign Bond Fund (Unhedged)'s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	-3.08%	1.38%	2.81%

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Effective December 1, 2015, the broad-based securities market index of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) is the Barclays Global Aggregate ex-USD (USD Hedged) Index. Accordingly, the following changes are made.

Effective December 1, 2015, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)'s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate ex-USD (USD Hedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 7.39 years.
Additionally, effective December 1, 2015, the following is added at the beginning of the second paragraph of the "Performance Information" section of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)'s Fund Summary in the Prospectus:
Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Hedged) Index. The Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global ex-US Index Hedged in USD.
Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-US Index Hedged in USD in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)'s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	8.79%	4.70%	4.65%

PIMCO Global Bond Fund (Unhedged)
Effective December 1, 2015, the broad-based securities market index of the PIMCO Global Bond Fund (Unhedged) is the Barclays Global Aggregate (USD Unhedged) Index. Accordingly, the following changes are made.
Effective December 1, 2015, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Fund (Unhedged)'s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate (USD Unhedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 6.42 years.
Additionally, effective December 1, 2015, the following is added at the beginning of the second paragraph of the "Performance Information" section of the PIMCO Global Bond Fund (Unhedged)'s Fund Summary in the Prospectus:
Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate (USD Unhedged) Index. The Barclays Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global FX NY Index Unhedged in USD.
Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global FX NY Index Unhedged in USD in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Global Bond Fund (Unhedged)'s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	0.59%	2.65%	3.60%

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Effective December 1, 2015, the broad-based securities market index of the PIMCO Global Bond Fund (U.S. Dollar-Hedged) is the Barclays Global Aggregate (USD Hedged) Index. Accordingly, the following changes are made.
Effective December 1, 2015, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Fund (U.S. Dollar-Hedged)'s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate (USD Hedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 6.42 years.
Additionally, effective December 1, 2015, the following is added at the beginning of the second paragraph of the "Performance Information" section of the PIMCO Global Bond Fund (U.S. Dollar-Hedged)'s Fund Summary in the Prospectus:
Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate (USD Hedged) Index. The Barclays Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global Index Hedged in USD.
Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global Index Hedged in USD in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Global Bond Fund (U.S. Dollar-Hedged)'s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	7.59%	4.60%	4.69%

(PIMCO Funds - Supplement) | (PIMCO Foreign Bond Fund (Unhedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate ex-USD (USD Unhedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 7.39 years.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Unhedged) Index. The Barclays Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Unhedged) Index. The Barclays Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD.
(PIMCO Funds - Supplement) | (PIMCO Foreign Bond Fund (Unhedged)) | Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.08%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	2.81%
(PIMCO Funds - Supplement) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate ex-USD (USD Hedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 7.39 years.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Hedged) Index. The Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global ex-US Index Hedged in USD.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Hedged) Index. The Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global ex-US Index Hedged in USD.
(PIMCO Funds - Supplement) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.79%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	4.65%
(PIMCO Funds - Supplement) | (PIMCO Global Bond Fund (Unhedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate (USD Unhedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 6.42 years.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate (USD Unhedged) Index. The Barclays Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global FX NY Index Unhedged in USD.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate (USD Unhedged) Index. The Barclays Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global FX NY Index Unhedged in USD.
(PIMCO Funds - Supplement) | (PIMCO Global Bond Fund (Unhedged)) | Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	3.60%
(PIMCO Funds - Supplement) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate (USD Hedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 6.42 years.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate (USD Hedged) Index. The Barclays Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global Index Hedged in USD.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 1, 2015, the Fund's broad-based securities market index is the Barclays Global Aggregate (USD Hedged) Index. The Barclays Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to December 1, 2015, the Fund's primary benchmark was the JPMorgan GBI Global Index Hedged in USD.
(PIMCO Funds - Supplement) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Barclays Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.59%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	4.69%